Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	May 13, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Sep. 16, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Nov. 06, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015
C000090895
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 18,845	$ 18,654	$ 18,583	$ 18,325	$ 18,237	$ 18,003	$ 17,888	$ 17,391		$ 17,245	$ 18,274	$ 17,857	$ 17,896	$ 17,447	$ 17,291	$ 17,356	$ 17,556	$ 16,993	$ 17,070	$ 17,757	$ 17,994	$ 17,958	$ 17,492	$ 16,779	$ 16,946	$ 16,694	$ 17,093	$ 17,282	$ 17,443	$ 17,411	$ 17,560	$ 16,330	$ 15,808	$ 16,777	$ 16,926	$ 16,926	$ 17,597	$ 17,187	$ 17,151	$ 16,384	$ 15,941	$ 16,856	$ 17,063	$ 17,092	$ 18,627	$ 18,421	$ 18,126	$ 16,709	$ 15,764	$ 14,908	$ 14,124	$ 14,822	$ 14,341	$ 14,100	$ 14,124	$ 13,908	$ 13,691	$ 13,282	$ 12,295	$ 12,488	$ 11,525	$ 11,213	$ 10,705	$ 9,766	$ 9,935	$ 10,103	$ 9,670	$ 9,213	$ 8,804	$ 8,155	$ 8,347	$ 9,814	$ 10,296	$ 11,089	$ 10,543	$ 10,663	$ 10,496		$ 10,305	$ 10,782	$ 10,901	$ 10,615	$ 11,116	$ 11,140	$ 11,163	$ 10,877	$ 10,233	$ 10,651	$ 11,197	$ 11,458	$ 11,244	$ 11,386	$ 11,695	$ 12,074	$ 11,837	$ 11,529	$ 11,553	$ 11,719	$ 11,553	$ 11,181		$ 11,204	$ 10,862	$ 10,817	$ 10,726	$ 10,316	$ 10,316	$ 10,498	$ 10,703	$ 11,113	$ 11,067	$ 10,840	$ 10,709	$ 10,378	$ 10,378	$ 9,964	$ 10,046	$ 10,606	$ 10,274	$ 10,212	$ 9,446	$ 9,073	$ 9,114	$ 9,425
C000090897
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,563	20,350	20,267	19,980	19,880	19,621	19,493	18,945		18,780	19,896	19,437	19,476	18,984	18,810	18,872	19,086	18,469	18,549	19,291	19,543	19,500	18,987	18,208	18,388	18,109	18,536	18,736	18,906	18,870	18,987	17,705	17,084	18,171	18,327	18,327	19,026	18,598	18,551	17,717	17,223	18,242	18,427	18,458	20,094	19,909	19,569	18,026	17,007	16,050	15,216	15,973	15,468	15,191	15,216	14,964	14,762	14,308	13,223	13,450	12,415	12,062	11,504	10,495	10,671	10,873	10,394	9,889	9,460	8,754	8,956	10,520	11,050	11,882	11,297	11,421	11,247		11,047	11,546	11,646	11,346	11,895	11,920	11,920	11,621	10,947	11,378	11,947	12,244	11,997	12,145	12,467	12,887	12,615	12,294	12,294	12,492	12,318	11,921		11,921	11,565	11,518	11,423	10,973	10,973	11,163	11,376	11,802	11,755	11,518	11,382	11,015	11,015	10,562	10,648	11,253	10,886	10,821	10,022	9,611	9,654	10,000
C000090898
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 20,458	20,247	20,166	19,882	19,782	19,523	19,398	18,852		18,688	19,802	19,345	19,384	18,894	18,723	18,787	18,999	18,387	18,467	19,206	19,459	19,416	18,905	18,131	18,309	18,032	18,460	18,660	18,831	18,779	18,934	17,651	17,029	18,118	18,273	18,235	18,973	18,546	18,478	17,675	17,180	18,169	18,385	18,385	20,054	19,838	19,498	17,984	16,964	16,006	15,178	15,936	15,431	15,153	15,178	14,926	14,724	14,269	13,183	13,411	12,375	12,022	11,488	10,478	10,630	10,832	10,352	9,872	9,443	8,736	8,938	10,504	11,034	11,867	11,290	11,390	11,240		11,016	11,540	11,640	11,340	11,865	11,890	11,915	11,615	10,916	11,355	11,950	12,223	12,000	12,148	12,471	12,892	12,595	12,297	12,297	12,496	12,297	11,904		11,904	11,547	11,500	11,428	10,977	10,953	11,167	11,381	11,785	11,761	11,524	11,385	11,017	11,017	10,563	10,649	11,255	10,887	10,823	10,022	9,610	9,654	10,000
C000024992
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,336	15,057	15,413	14,746	13,945	13,491	13,660	12,832		12,272	12,005	12,005	11,907	11,773	12,161	12,602	13,095	12,796	12,628	12,743	12,646	12,284	12,311	12,011	11,411	11,808	11,450	10,430	10,909	11,458	11,903	11,127	10,691	10,901	10,883	10,857	11,676	10,674	10,878	9,461	9,260	10,425	10,543	10,157	10,862	10,828	11,616	12,271	13,478	14,275	14,567	15,606	15,528	16,280	15,877	16,939	16,792	16,800	16,334	17,063	17,001	16,249	15,512	14,390	13,995	14,227	13,678	12,935	11,936	11,417	10,341	13,167	13,593	13,956	13,313	13,146	12,795		12,643	12,986	13,092	12,117	12,970	12,406	12,086	11,873	10,776	11,169	10,544	11,687	12,098	12,898	12,906	13,576	13,789	14,254	14,422	15,031	14,048	13,502		13,433	12,976	12,885	12,505	11,766	11,599	11,165	10,533	10,077	9,879	9,384	9,531	10,132	10,246	10,132	9,858	9,509	9,326	9,387	9,273	8,353	8,528	9,425
C000033045
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,129	16,817	17,206	16,455	15,557	15,039	15,215	14,289		13,650	13,353	13,344	13,233	13,075	13,504	13,987	14,525	14,188	13,996	14,106	13,996	13,595	13,614	13,276	12,611	13,039	12,634	11,505	12,033	12,625	13,118	12,257	11,765	11,989	11,962	11,935	12,831	11,720	11,931	10,377	10,146	11,425	11,545	11,116	11,888	11,845	12,703	13,416	14,729	15,587	15,899	17,028	16,941	17,752	17,307	18,452	18,285	18,285	17,768	18,555	18,484	17,665	16,853	15,630	15,193	15,439	14,844	14,026	12,938	12,374	11,206	14,256	14,717	15,098	14,392	14,205	13,823		13,652	14,018	14,135	13,076	13,987	13,371	13,029	12,795	11,604	12,024	11,336	12,565	12,990	13,849	13,856	14,568	14,784	15,279	15,457	16,106	15,047	14,453		14,376	13,884	13,776	13,368	12,575	12,391	11,921	11,244	10,751	10,536	10,005	10,146	10,792	10,907	10,776	10,477	10,108	9,908	9,969	9,846	8,862	9,047	10,000
C000088110
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 16,970	16,651	17,045	16,295	15,411	14,902	15,075	14,162		13,528	13,230	13,230	13,115	12,961	13,392	13,865	14,395	14,064	13,875	13,988	13,884	13,487	13,506	13,165	12,512	12,947	12,540	11,423	11,944	12,540	13,024	12,168	11,683	11,907	11,879	11,851	12,745	11,646	11,855	10,304	10,081	11,356	11,481	11,053	11,810	11,775	12,631	13,335	14,645	15,501	15,811	16,932	16,849	17,657	17,220	18,358	18,193	18,201	17,690	18,473	18,399	17,583	16,783	15,565	15,128	15,375	14,783	13,968	12,890	12,330	11,161	14,207	14,659	15,046	14,344	14,159	13,779		13,610	13,973	14,086	13,037	13,949	13,335	12,996	12,754	11,568	11,995	11,313	12,533	12,966	13,824	13,824	14,538	14,755	15,253	15,429	16,079	15,028	14,432		14,352	13,865	13,761	13,353	12,562	12,378	11,915	11,236	10,748	10,532	9,997	10,144	10,782	10,902	10,774	10,479	10,104	9,912	9,968	9,840	8,867	9,050	10,000
C000214759
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,238	12,014	12,298	11,751	11,111	10,742	10,868	10,209		9,754	9,536	9,530	9,444	9,339	9,638	9,982	10,364	10,125	9,988	10,066	9,988	9,697	9,710	9,470	8,997	9,301	9,009	8,207	8,583	9,003	9,353	8,736	8,385	8,545	8,526	8,506	9,143	8,354	8,500	7,391	7,232	8,135	8,226	7,921	8,464	8,433	9,043	9,549	10,482	11,098	11,321	12,117	12,055	12,631	12,315	13,128	13,009	13,009	12,642	13,201	13,150	12,563	11,987	11,119	10,803	10,978	10,555	9,974	9,196	8,796	7,961	10,132	10,459	10,729	10,227	10,094	9,817	$ 10,000
C000024996
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 20,165	19,666	18,642	18,930	17,954	16,738	16,791	15,937		15,425	15,921	15,344	15,409	14,815	16,146	15,826	16,134	16,106	16,311	15,932	16,631	15,881	15,684	14,333	14,128	15,281	14,692	14,384	15,383	15,664	16,201	15,024	13,940	15,225	15,406	15,587	16,829	15,900	17,227	16,395	14,585	16,071	15,691	14,607	17,765	16,553	17,953	16,237	14,615	14,758	14,407	15,064	13,768	13,894	14,117	14,800	14,793	14,284	13,776	13,887	12,777	12,443	11,274	9,923	10,085	10,215	9,428	8,383	8,091	7,781	6,289	8,686	9,494	10,484	9,545	9,545	9,644		9,662	10,109	10,570	9,574	10,764	10,647	10,405	10,493	9,391	10,398	11,056	12,326	12,004	12,985	13,150	13,315	13,267	12,561	12,630	13,563	13,293	12,176		11,990	12,228	11,543	11,990	11,283	11,712	12,326	13,022	13,194	14,003	13,494	14,002	12,619	13,044	12,506	12,473	12,122	11,609	12,063	10,479	9,374	9,077	9,425
C000033047
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,324	21,770	20,625	20,936	19,850	18,501	18,548	17,603		17,029	17,573	16,931	16,995	16,335	17,792	17,434	17,772	17,735	17,949	17,529	18,291	17,459	17,236	15,745	15,514	16,775	16,122	15,777	16,868	17,173	17,751	16,459	15,264	16,664	16,860	17,049	18,400	17,378	18,824	17,911	15,921	17,540	17,119	15,929	19,370	18,039	19,561	17,680	15,909	16,061	15,673	16,379	14,968	15,098	15,336	16,072	16,057	15,501	14,941	15,060	13,851	13,483	12,213	10,746	10,917	11,054	10,198	9,065	8,746	8,407	6,795	9,377	10,247	11,308	10,297	10,294	10,395		10,410	10,889	11,380	10,305	11,582	11,451	11,189	11,279	10,091	11,167	11,873	13,231	12,881	13,929	14,097	14,269	14,217	13,452	13,522	14,519	14,220	13,022		12,817	13,067	12,328	12,806	12,044	12,496	13,149	13,888	14,064	14,922	14,373	14,910	13,433	13,884	13,306	13,269	12,888	12,340	12,817	11,131	9,955	9,638	10,000
C000088112
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 21,938	21,394	20,270	20,581	19,519	18,192	18,244	17,315		16,754	17,289	16,659	16,728	16,080	17,516	17,165	17,499	17,466	17,684	17,269	18,023	17,206	16,989	15,523	15,297	16,545	15,903	15,564	16,642	16,944	17,520	16,246	15,071	16,450	16,646	16,842	18,177	17,169	18,600	17,698	15,739	17,341	16,927	15,751	19,157	17,845	19,352	17,496	15,743	15,898	15,513	16,217	14,821	14,954	15,188	15,924	15,908	15,357	14,809	14,926	13,729	13,369	12,113	10,657	10,831	10,967	10,121	8,994	8,680	8,346	6,746	9,313	10,179	11,235	10,226	10,226	10,330		10,345	10,825	11,315	10,246	11,519	11,388	11,127	11,223	10,042	11,114	11,819	13,171	12,823	13,868	14,041	14,213	14,163	13,405	13,478	14,470	14,179	12,983		12,784	13,033	12,302	12,777	12,022	12,474	13,125	13,865	14,041	14,903	14,355	14,895	13,420	13,868	13,294	13,255	12,880	12,332	12,811	11,126	9,950	9,636	10,000
C000024994
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 66,102	61,944	53,194	55,274	46,619	38,228	39,065	37,965		36,363	33,470	29,119	28,235	24,864	26,860	28,819	27,283	26,170	25,614	23,389	24,412	22,766	21,987	18,537	19,761	21,675	21,608	19,207	18,429	20,452	21,363	20,741	21,208	22,764	21,808	18,962	21,852	19,763	19,518	16,361	16,628	16,784	18,251	18,473	21,341	23,586	25,876	23,631	21,408	22,919	22,530	22,613	20,840	22,864	24,199	23,677	27,245	23,969	22,238	21,883	24,825	26,744	25,039	26,715	27,962	29,470	29,675	25,523	22,973	20,981	14,688	17,146	18,970	18,914	16,892	17,877	17,286		19,257	17,483	16,713	14,187	13,542	14,474	14,832	14,796	13,704	12,260	12,538	12,712	12,990	14,782	15,390	15,512	15,477	15,268	14,955	16,451	16,312	15,168		15,202	16,022	17,110	16,022	15,905	15,654	15,403	16,039	16,022	16,675	14,432	14,333	17,334	18,678	17,646	20,788	18,850	15,302	17,131	12,832	11,926	9,159	9,425
C000024995
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 64,975	60,932	52,367	54,435	45,958	37,688	38,544	37,510		35,945	33,110	28,797	27,941	24,633	26,611	28,599	27,101	25,984	25,467	23,261	24,296	22,689	21,926	18,494	19,720	21,654	21,599	19,202	18,440	20,483	21,409	20,809	21,272	22,852	21,899	19,066	21,981	19,883	19,638	16,479	16,778	16,914	18,412	18,658	21,572	23,860	26,202	23,914	21,708	23,261	22,865	22,966	21,174	23,268	24,631	24,126	27,761	24,429	22,688	22,335	25,363	27,332	25,610	27,320	28,631	30,185	30,430	26,165	23,566	21,545	15,104	17,636	19,524	19,479	17,415	18,442	17,821		19,875	18,056	17,265	14,676	14,013	14,997	15,382	15,339	14,206	12,738	13,007	13,214	13,524	15,385	16,026	16,171	16,129	15,923	15,612	17,184	17,060	15,879		15,899	16,778	17,936	16,798	16,698	16,438	16,179	16,858	16,838	17,557	15,200	15,102	18,281	19,704	18,614	21,959	19,926	16,174	18,133	13,586	12,643	9,723	10,000
C000033046
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 72,914	68,311	58,645	60,927	51,391	42,096	43,024	41,818		40,037	36,827	32,022	31,039	27,347	29,507	31,651	29,964	28,734	28,119	25,659	26,766	24,956	24,112	20,316	21,652	23,743	23,652	21,009	20,168	22,357	23,355	22,672	23,162	24,860	23,792	20,694	23,827	21,534	21,254	17,822	18,102	18,260	19,853	20,081	23,197	25,631	28,117	25,666	23,250	24,895	24,449	24,533	22,594	24,800	26,237	25,669	29,529	25,953	24,065	23,680	26,872	28,928	27,093	28,869	30,216	31,838	32,068	27,568	24,797	22,639	15,858	18,491	20,465	20,389	18,205	19,257	18,605		20,724	18,828	17,968	15,258	14,561	15,554	15,939	15,895	14,710	13,160	13,436	13,624	13,928	15,839	16,476	16,606	16,563	16,331	15,998	17,591	17,446	16,217		16,231	17,113	18,262	17,099	16,973	16,679	16,413	17,085	17,057	17,743	15,363	15,252	18,422	19,854	18,740	22,095	20,027	16,247	18,183	13,621	12,653	9,721	10,000
C000088111
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 72,231	67,665	58,099	60,359	50,893	41,704	42,633	41,428		39,670	36,481	31,736	30,757	27,091	29,249	31,375	29,716	28,478	27,871	25,441	26,539	24,764	23,899	20,138	21,470	23,549	23,454	20,848	20,010	22,174	23,174	22,500	22,988	24,664	23,617	20,545	23,663	21,383	21,104	17,707	17,986	18,125	19,731	19,940	23,058	25,478	27,944	25,501	23,105	24,733	24,303	24,390	22,465	24,653	26,075	25,528	29,356	25,812	23,931	23,559	26,731	28,765	26,960	28,737	30,064	31,685	31,899	27,429	24,676	22,529	15,774	18,410	20,362	20,303	18,125	19,174	18,537		20,636	18,743	17,900	15,201	14,507	15,501	15,875	15,838	14,657	13,110	13,401	13,583	13,893	15,786	16,424	16,569	16,515	16,296	15,968	17,534	17,389	16,170		16,205	17,080	18,233	17,062	16,940	16,660	16,380	17,062	17,027	17,726	15,349	15,229	18,415	19,837	18,725	22,075	20,000	16,225	18,170	13,611	12,647	9,722	10,000
C000117963
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000195045
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 28,468	28,007	27,596	26,897	26,703	26,269	25,454	24,336		23,366	23,879	24,942	25,935	25,167	26,369	25,236	25,968	25,525	24,470	23,218	23,225	22,894	24,097	23,267	22,332	22,747	21,101	19,209	20,158	21,320	22,124	21,208	19,900	19,826	19,641	18,771	19,302	17,277	18,289	16,827	15,770	17,501	18,408	16,773	18,134	18,146	19,620	19,310	19,537	20,002	19,088	19,755	19,062	19,897	19,629	19,256	19,046	18,767	18,001	17,003	16,031	16,125	15,670	13,629	14,017	14,565	13,740	13,415	13,372	12,819	11,253	12,911	13,915	14,123	13,838	13,278	12,753		12,293	12,587	12,232	11,418	12,407	11,865	11,873	11,458	10,477	11,528	11,002	11,680	11,544	11,329	10,886	10,639	10,512	10,368	10,747	11,265	10,615	10,449	$ 10,000
C000195046
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 28,707	28,244	27,830	27,121	26,922	26,484	25,664	24,533		23,546	24,064	25,131	26,134	25,354	26,565	25,426	26,161	25,714	24,640	23,386	23,386	23,055	24,258	23,430	22,485	22,896	21,242	19,330	20,286	21,459	22,266	21,337	20,022	19,947	19,757	18,876	19,412	17,378	18,391	16,919	15,855	17,594	18,507	16,858	18,227	18,233	19,711	19,401	19,626	20,094	19,174	19,842	19,148	19,986	19,708	19,335	19,126	18,844	18,069	17,066	16,089	16,185	15,725	13,677	14,066	14,612	13,785	13,460	13,411	12,860	11,284	12,948	13,953	14,160	13,863	13,303	12,777		12,318	12,611	12,252	11,433	12,423	11,880	11,888	11,473	10,487	11,538	11,016	11,689	11,554	11,339	10,892	10,645	10,517	10,374	10,753	11,267	10,617	10,449	10,000
C000259178
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146		32,124	32,343	34,274	34,727	33,786	34,612	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723		15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490		13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146		32,124	32,343	34,274	34,727	33,786	34,612	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723		15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490		13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146		32,124	32,343	34,274	34,727	33,786	34,612	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723		15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490		13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Account Value	$ 22,350	21,762	22,266	21,427	20,136	19,843	19,500	18,402		17,562	17,301	17,211	17,203	17,013	17,058	17,657	18,470	17,386	17,106	17,064	16,434	16,339	16,230	15,893	15,214	15,886	15,278	14,116	14,707	15,089	15,967	15,026	14,462	14,654	14,787	14,391	15,312	14,226	14,421	12,640	12,991	14,680	14,580	14,562	15,682	15,656	16,566	16,844	17,352	17,745	17,369	18,080	17,921	18,616	18,173	19,351	19,270	18,829	18,303	18,523	18,284	17,795	16,570	15,103	14,836	15,078	14,725	13,513	12,568	12,453	11,362	13,557	14,340	15,030	14,005	14,032	13,469		13,216	13,896	14,072	13,278	14,278	14,012	13,894	13,846	12,775	13,108	12,572	13,802	13,920	14,297	14,005	14,656	15,165	15,226	15,502	16,241	15,037	14,514		14,456	13,966	14,014	13,713	12,980	12,855	12,522	12,271	11,967	11,580	10,990	10,971	11,502	11,502	11,355	11,089	10,569	10,183	10,574	10,503	9,313	9,331	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Account Value	$ 22,350	21,762	22,266	21,427	20,136	19,843	19,500	18,402		17,562	17,301	17,211	17,203	17,013	17,058	17,657	18,470	17,386	17,106	17,064	16,434	16,339	16,230	15,893	15,214	15,886	15,278	14,116	14,707	15,089	15,967	15,026	14,462	14,654	14,787	14,391	15,312	14,226	14,421	12,640	12,991	14,680	14,580	14,562	15,682	15,656	16,566	16,844	17,352	17,745	17,369	18,080	17,921	18,616	18,173	19,351	19,270	18,829	18,303	18,523	18,284	17,795	16,570	15,103	14,836	15,078	14,725	13,513	12,568	12,453	11,362	13,557	14,340	15,030	14,005	14,032	13,469		13,216	13,896	14,072	13,278	14,278	14,012	13,894	13,846	12,775	13,108	12,572	13,802	13,920	14,297	14,005	14,656	15,165	15,226	15,502	16,241	15,037	14,514		14,456	13,966	14,014	13,713	12,980	12,855	12,522	12,271	11,967	11,580	10,990	10,971	11,502	11,502	11,355	11,089	10,569	10,183	10,574	10,503	9,313	9,331	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Account Value	$ 22,350	21,762	22,266	21,427	20,136	19,843	19,500	18,402		17,562	17,301	17,211	17,203	17,013	17,058	17,657	18,470	17,386	17,106	17,064	16,434	16,339	16,230	15,893	15,214	15,886	15,278	14,116	14,707	15,089	15,967	15,026	14,462	14,654	14,787	14,391	15,312	14,226	14,421	12,640	12,991	14,680	14,580	14,562	15,682	15,656	16,566	16,844	17,352	17,745	17,369	18,080	17,921	18,616	18,173	19,351	19,270	18,829	18,303	18,523	18,284	17,795	16,570	15,103	14,836	15,078	14,725	13,513	12,568	12,453	11,362	13,557	14,340	15,030	14,005	14,032	13,469		13,216	13,896	14,072	13,278	14,278	14,012	13,894	13,846	12,775	13,108	12,572	13,802	13,920	14,297	14,005	14,656	15,165	15,226	15,502	16,241	15,037	14,514		14,456	13,966	14,014	13,713	12,980	12,855	12,522	12,271	11,967	11,580	10,990	10,971	11,502	11,502	11,355	11,089	10,569	10,183	10,574	10,503	9,313	9,331	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Account Value	$ 16,212	15,785	16,151	15,542	14,606	14,393	14,144	13,348		12,739	12,549	12,484	12,478	12,340	12,373	12,808	13,397	12,611	12,407	12,377	11,920	11,852	11,773	11,528	11,035	11,523	11,082	10,239	10,667	10,945	11,582	10,899	10,490	10,629	10,725	10,438	11,107	10,318	10,460	9,168	9,423	10,648	10,576	10,562	11,375	11,356	12,016	12,218	12,586	12,871	12,598	13,114	12,999	13,503	13,182	14,036	13,977	13,657	13,276	13,435	13,262	12,907	12,019	10,955	10,761	10,937	10,680	9,801	9,116	9,033	8,241	9,833	10,401	10,902	10,158	10,178	9,770	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087		24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075		13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160		12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087		24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075		13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160		12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087		24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075		13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160		12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087		24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075		13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160		12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087		24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075		13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160		12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087		24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075		13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160		12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087		24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075		13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160		12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Plus Index
Account Value	$ 11,167	11,156	11,129	11,154	11,078	10,919	11,082	10,875		10,926	10,622	10,558	10,397	10,335	10,571	10,526	10,893	10,712	10,469	10,185	10,165	10,029	10,295	10,238	10,376	10,509	10,088	9,607	9,730	10,029	10,161	10,104	10,102	10,297	10,245	9,932	10,265	9,949	9,907	9,461	9,531	10,067	10,486	10,256	10,593	10,564	11,173	11,530	11,675	11,937	11,966	12,003	12,036	12,272	12,323	12,169	12,249	12,153	12,004	12,235	12,483	12,617	12,463	12,251	12,263	12,304	12,344	11,963	11,857	11,792	11,576	11,833	11,746	11,591	11,532	11,624	11,548		11,671	11,425	11,451	11,204	11,048	11,079	10,940	11,001	10,836	10,622	10,583	10,695	10,784	10,780	10,797	10,845	10,929	11,101	10,984	11,082	10,961	10,921		10,808	10,851	10,947	10,838	10,664	10,673	10,518	10,402	10,389	10,336	10,225	10,268	10,685	10,975	10,922	10,972	10,889	10,581	10,713	10,578	10,314	10,097	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 30,233	30,215	30,141	29,452	28,414	27,850	27,239	25,920		24,385	24,552	26,018	26,362	25,648	26,274	24,817	25,044	24,521	23,940	23,652	22,833	21,754	22,680	21,973	20,860	20,515	19,623	17,981	18,367	19,287	19,599	18,989	17,812	17,735	17,462	16,844	17,265	16,245	17,238	16,325	15,103	16,635	17,342	15,878	17,306	17,275	18,925	18,248	18,811	19,837	18,986	19,119	17,867	18,739	18,186	17,764	17,358	17,238	16,365	15,678	15,257	15,413	14,842	13,378	13,743	14,286	13,328	12,617	12,371	11,808	10,467	11,942	13,013	13,018	12,636	12,194	11,935		11,716	11,905	11,736	10,963	11,707	11,252	11,037	10,694	9,901	10,883	10,666	11,448	11,383	11,024	10,629	10,564	10,315	10,276	10,544	10,947	10,354	10,241	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 30,233	30,215	30,141	29,452	28,414	27,850	27,239	25,920		24,385	24,552	26,018	26,362	25,648	26,274	24,817	25,044	24,521	23,940	23,652	22,833	21,754	22,680	21,973	20,860	20,515	19,623	17,981	18,367	19,287	19,599	18,989	17,812	17,735	17,462	16,844	17,265	16,245	17,238	16,325	15,103	16,635	17,342	15,878	17,306	17,275	18,925	18,248	18,811	19,837	18,986	19,119	17,867	18,739	18,186	17,764	17,358	17,238	16,365	15,678	15,257	15,413	14,842	13,378	13,743	14,286	13,328	12,617	12,371	11,808	10,467	11,942	13,013	13,018	12,636	12,194	11,935		11,716	11,905	11,736	10,963	11,707	11,252	11,037	10,694	9,901	10,883	10,666	11,448	11,383	11,024	10,629	10,564	10,315	10,276	10,544	10,947	10,354	10,241	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 11,742	11,621	11,622	11,368	10,970	10,706	10,563	10,109	$ 10,000
UBS CM Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	UBS CM Commodity Index
Account Value	$ 23,041	22,786	22,672	22,330	22,193	21,889	21,719	21,094		20,888	22,107	21,572	21,593	21,032	20,830	20,883	21,094	20,397	20,475	21,276	21,538	21,469	20,882	20,010	20,184	19,854	20,311	20,515	20,674	20,603	20,725	19,290	18,626	19,769	19,906	19,894	20,656	20,137	20,074	19,174	18,584	19,668	19,867	19,845	21,575	21,335	20,958	19,283	18,170	17,148	16,226	17,017	16,461	16,161	16,174	15,896	15,646	15,153	13,997	14,212	13,103	12,714	12,126	11,052	11,219	11,421	10,907	10,388	9,920	9,180	9,383	11,016	11,568	12,427	11,817	11,920	11,742		11,509	12,042	12,119	11,794	12,346	12,356	12,360	12,041	11,315	11,764	12,360	12,643	12,382	12,526	12,848	13,268	12,971	12,628	12,623	12,811	12,607	12,196		12,179	11,800	11,737	11,639	11,177	11,153	11,345	11,556	11,966	11,914	11,658	11,511	11,133	11,111	10,662	10,735	11,325	10,948	10,883	10,062	9,645	9,674	10,000
UBS CM Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	UBS CM Commodity Index
Account Value	$ 23,041	22,786	22,672	22,330	22,193	21,889	21,719	21,094		20,888	22,107	21,572	21,593	21,032	20,830	20,883	21,094	20,397	20,475	21,276	21,538	21,469	20,882	20,010	20,184	19,854	20,311	20,515	20,674	20,603	20,725	19,290	18,626	19,769	19,906	19,894	20,656	20,137	20,074	19,174	18,584	19,668	19,867	19,845	21,575	21,335	20,958	19,283	18,170	17,148	16,226	17,017	16,461	16,161	16,174	15,896	15,646	15,153	13,997	14,212	13,103	12,714	12,126	11,052	11,219	11,421	10,907	10,388	9,920	9,180	9,383	11,016	11,568	12,427	11,817	11,920	11,742		11,509	12,042	12,119	11,794	12,346	12,356	12,360	12,041	11,315	11,764	12,360	12,643	12,382	12,526	12,848	13,268	12,971	12,628	12,623	12,811	12,607	12,196		12,179	11,800	11,737	11,639	11,177	11,153	11,345	11,556	11,966	11,914	11,658	11,511	11,133	11,111	10,662	10,735	11,325	10,948	10,883	10,062	9,645	9,674	10,000
UBS CM Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	UBS CM Commodity Index
Account Value	$ 23,041	22,786	22,672	22,330	22,193	21,889	21,719	21,094		20,888	22,107	21,572	21,593	21,032	20,830	20,883	21,094	20,397	20,475	21,276	21,538	21,469	20,882	20,010	20,184	19,854	20,311	20,515	20,674	20,603	20,725	19,290	18,626	19,769	19,906	19,894	20,656	20,137	20,074	19,174	18,584	19,668	19,867	19,845	21,575	21,335	20,958	19,283	18,170	17,148	16,226	17,017	16,461	16,161	16,174	15,896	15,646	15,153	13,997	14,212	13,103	12,714	12,126	11,052	11,219	11,421	10,907	10,388	9,920	9,180	9,383	11,016	11,568	12,427	11,817	11,920	11,742		11,509	12,042	12,119	11,794	12,346	12,356	12,360	12,041	11,315	11,764	12,360	12,643	12,382	12,526	12,848	13,268	12,971	12,628	12,623	12,811	12,607	12,196		12,179	11,800	11,737	11,639	11,177	11,153	11,345	11,556	11,966	11,914	11,658	11,511	11,133	11,111	10,662	10,735	11,325	10,948	10,883	10,062	9,645	9,674	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 26,844	25,958	24,973	25,155	24,679	23,169	23,002	22,223		21,595	22,275	21,949	21,995	20,831	22,415	22,584	23,644	23,143	23,179	22,864	23,924	23,293	23,313	21,539	21,637	22,855	22,016	20,986	22,095	22,187	22,978	21,337	20,042	22,143	22,198	22,459	23,771	22,108	22,812	20,787	18,885	20,644	20,521	19,824	23,535	22,490	23,519	21,903	20,941	20,173	18,828	19,723	18,822	19,027	19,314	19,384	19,839	18,842	18,097	17,725	16,274	16,217	15,134	12,879	13,321	14,040	13,514	13,065	12,810	12,367	10,872	13,291	14,987	16,225	15,322	15,095	14,833		14,415	15,419	15,810	14,418	15,637	15,641	15,495	15,278	13,937	14,692	15,245	16,771	16,201	16,749	16,578	16,760	16,527	15,749	16,008	16,874	16,034	15,176		15,103	14,782	14,340	14,149	13,362	13,366	13,433	13,509	13,535	13,732	13,145	12,773	12,342	12,334	12,079	12,166	11,649	11,411	12,120	10,911	9,946	9,287	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 26,844	25,958	24,973	25,155	24,679	23,169	23,002	22,223		21,595	22,275	21,949	21,995	20,831	22,415	22,584	23,644	23,143	23,179	22,864	23,924	23,293	23,313	21,539	21,637	22,855	22,016	20,986	22,095	22,187	22,978	21,337	20,042	22,143	22,198	22,459	23,771	22,108	22,812	20,787	18,885	20,644	20,521	19,824	23,535	22,490	23,519	21,903	20,941	20,173	18,828	19,723	18,822	19,027	19,314	19,384	19,839	18,842	18,097	17,725	16,274	16,217	15,134	12,879	13,321	14,040	13,514	13,065	12,810	12,367	10,872	13,291	14,987	16,225	15,322	15,095	14,833		14,415	15,419	15,810	14,418	15,637	15,641	15,495	15,278	13,937	14,692	15,245	16,771	16,201	16,749	16,578	16,760	16,527	15,749	16,008	16,874	16,034	15,176		15,103	14,782	14,340	14,149	13,362	13,366	13,433	13,509	13,535	13,732	13,145	12,773	12,342	12,334	12,079	12,166	11,649	11,411	12,120	10,911	9,946	9,287	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 26,844	25,958	24,973	25,155	24,679	23,169	23,002	22,223		21,595	22,275	21,949	21,995	20,831	22,415	22,584	23,644	23,143	23,179	22,864	23,924	23,293	23,313	21,539	21,637	22,855	22,016	20,986	22,095	22,187	22,978	21,337	20,042	22,143	22,198	22,459	23,771	22,108	22,812	20,787	18,885	20,644	20,521	19,824	23,535	22,490	23,519	21,903	20,941	20,173	18,828	19,723	18,822	19,027	19,314	19,384	19,839	18,842	18,097	17,725	16,274	16,217	15,134	12,879	13,321	14,040	13,514	13,065	12,810	12,367	10,872	13,291	14,987	16,225	15,322	15,095	14,833		14,415	15,419	15,810	14,418	15,637	15,641	15,495	15,278	13,937	14,692	15,245	16,771	16,201	16,749	16,578	16,760	16,527	15,749	16,008	16,874	16,034	15,176		15,103	14,782	14,340	14,149	13,362	13,366	13,433	13,509	13,535	13,732	13,145	12,773	12,342	12,334	12,079	12,166	11,649	11,411	12,120	10,911	9,946	9,287	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Account Value	$ 72,042	68,330	59,323	62,709	51,829	42,577	42,827	41,569		40,352	37,734	32,697	32,053	27,893	30,512	32,840	32,381	31,415	30,667	27,650	28,714	27,093	25,532	21,346	22,733	25,211	24,921	22,392	21,497	23,399	24,954	23,870	24,477	26,767	25,828	21,762	25,391	22,795	22,541	18,937	18,765	18,684	20,483	21,478	24,917	27,484	29,934	26,878	23,535	24,948	24,416	24,337	22,561	25,006	26,788	25,987	30,074	26,309	24,763	23,930	26,476	27,527	26,325	28,506	29,756	32,091	32,627	27,733	26,068	24,681	17,802	20,153	21,937	22,256	20,351	21,082	20,207		22,456	20,122	19,243	16,161	15,679	16,830	16,705	16,978	15,797	14,260	14,088	13,820	13,863	15,854	16,585	16,630	16,606	16,330	15,884	17,635	17,297	16,543		16,585	16,937	18,128	16,813	16,236	16,715	16,408	16,734	16,846	17,535	15,424	15,256	17,930	19,344	18,643	22,276	20,240	16,490	18,726	14,621	14,061	10,333	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Account Value	$ 72,042	68,330	59,323	62,709	51,829	42,577	42,827	41,569		40,352	37,734	32,697	32,053	27,893	30,512	32,840	32,381	31,415	30,667	27,650	28,714	27,093	25,532	21,346	22,733	25,211	24,921	22,392	21,497	23,399	24,954	23,870	24,477	26,767	25,828	21,762	25,391	22,795	22,541	18,937	18,765	18,684	20,483	21,478	24,917	27,484	29,934	26,878	23,535	24,948	24,416	24,337	22,561	25,006	26,788	25,987	30,074	26,309	24,763	23,930	26,476	27,527	26,325	28,506	29,756	32,091	32,627	27,733	26,068	24,681	17,802	20,153	21,937	22,256	20,351	21,082	20,207		22,456	20,122	19,243	16,161	15,679	16,830	16,705	16,978	15,797	14,260	14,088	13,820	13,863	15,854	16,585	16,630	16,606	16,330	15,884	17,635	17,297	16,543		16,585	16,937	18,128	16,813	16,236	16,715	16,408	16,734	16,846	17,535	15,424	15,256	17,930	19,344	18,643	22,276	20,240	16,490	18,726	14,621	14,061	10,333	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Account Value	$ 72,042	68,330	59,323	62,709	51,829	42,577	42,827	41,569		40,352	37,734	32,697	32,053	27,893	30,512	32,840	32,381	31,415	30,667	27,650	28,714	27,093	25,532	21,346	22,733	25,211	24,921	22,392	21,497	23,399	24,954	23,870	24,477	26,767	25,828	21,762	25,391	22,795	22,541	18,937	18,765	18,684	20,483	21,478	24,917	27,484	29,934	26,878	23,535	24,948	24,416	24,337	22,561	25,006	26,788	25,987	30,074	26,309	24,763	23,930	26,476	27,527	26,325	28,506	29,756	32,091	32,627	27,733	26,068	24,681	17,802	20,153	21,937	22,256	20,351	21,082	20,207		22,456	20,122	19,243	16,161	15,679	16,830	16,705	16,978	15,797	14,260	14,088	13,820	13,863	15,854	16,585	16,630	16,606	16,330	15,884	17,635	17,297	16,543		16,585	16,937	18,128	16,813	16,236	16,715	16,408	16,734	16,846	17,535	15,424	15,256	17,930	19,344	18,643	22,276	20,240	16,490	18,726	14,621	14,061	10,333	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Account Value	$ 72,042	68,330	59,323	62,709	51,829	42,577	42,827	41,569		40,352	37,734	32,697	32,053	27,893	30,512	32,840	32,381	31,415	30,667	27,650	28,714	27,093	25,532	21,346	22,733	25,211	24,921	22,392	21,497	23,399	24,954	23,870	24,477	26,767	25,828	21,762	25,391	22,795	22,541	18,937	18,765	18,684	20,483	21,478	24,917	27,484	29,934	26,878	23,535	24,948	24,416	24,337	22,561	25,006	26,788	25,987	30,074	26,309	24,763	23,930	26,476	27,527	26,325	28,506	29,756	32,091	32,627	27,733	26,068	24,681	17,802	20,153	21,937	22,256	20,351	21,082	20,207		22,456	20,122	19,243	16,161	15,679	16,830	16,705	16,978	15,797	14,260	14,088	13,820	13,863	15,854	16,585	16,630	16,606	16,330	15,884	17,635	17,297	16,543		16,585	16,937	18,128	16,813	16,236	16,715	16,408	16,734	16,846	17,535	15,424	15,256	17,930	19,344	18,643	22,276	20,240	16,490	18,726	14,621	14,061	10,333	10,000
50% GBI-EM 50% EMBI
Account Value [Line Items]
Line Graph and Table Measure Name	50% GBI-EM 50% EMBI
Account Value	$ 15,089	14,923	14,793	14,604	14,376	14,109	14,073	13,716		13,544	13,343	13,291	13,144	12,919	13,137	13,096	13,525	13,180	12,834	12,573	12,603	12,391	12,657	12,528	12,503	12,664	12,180	11,548	11,658	12,016	12,272	11,984	11,664	11,790	11,708	11,419	11,734	11,311	11,173	10,407	10,445	11,066	11,126	10,952	11,569	11,466	12,173	12,322	13,076	13,266	13,072	13,378	13,466	13,847	13,727	13,727	13,760	13,520	13,224	13,496	13,858	14,009	13,642	13,033	13,007	13,262	13,249	12,818	12,568	11,899	11,543	13,186	13,481	13,465	13,064	13,215	13,009		12,976	13,100	12,961	12,408	12,365	12,361	12,355	12,361	11,779	11,625	11,488	11,729	11,493	11,961	11,700	11,942	12,306	12,584	12,502	12,694	12,419	12,250		$ 12,144	$ 12,295	$ 12,315	$ 12,100	$ 11,926	$ 11,907	$ 11,740	$ 11,586	$ 11,432	$ 11,218	$ 11,015	$ 10,841	$ 11,479	$ 11,600	$ 11,461	$ 11,357	$ 11,223	$ 10,726	$ 11,036	$ 10,801	$ 10,176	$ 10,008	$ 10,000
Morningstar® Wide Moat Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Wide Moat Focus Index
Account Value	$ 29,963	29,460	29,015	28,264	28,047	27,583	26,715	25,527		24,494	25,018	26,124	27,150	26,329	27,571	26,395	27,146	26,669	25,538	24,221	24,211	23,859	25,104	24,233	23,243	23,657	21,932	19,952	20,933	22,137	22,962	21,998	20,629	20,544	20,337	19,428	19,972	17,867	18,902	17,378	16,276	18,064	18,991	17,283	18,680	18,682	20,187	19,867	20,089	20,556	19,605	20,279	19,557	20,407	20,120	19,727	19,504	19,203	18,408	17,376	16,375	16,470	15,981	13,896	14,287	14,840	13,990	13,654	13,601	13,042	11,442	13,095	14,108	14,311	14,015	13,442	12,903		12,432	12,725	12,358	11,524	12,522	11,966	11,969	11,547	10,550	11,612	11,078	11,754	11,610	11,389	10,939	10,677	10,545	10,392	10,768	11,285	10,629	10,455	10,000
Morningstar® Wide Moat Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Wide Moat Focus Index
Account Value	$ 29,963	29,460	29,015	28,264	28,047	27,583	26,715	25,527		$ 24,494	$ 25,018	$ 26,124	$ 27,150	$ 26,329	$ 27,571	$ 26,395	$ 27,146	$ 26,669	$ 25,538	$ 24,221	$ 24,211	$ 23,859	$ 25,104	$ 24,233	$ 23,243	$ 23,657	$ 21,932	$ 19,952	$ 20,933	$ 22,137	$ 22,962	$ 21,998	$ 20,629	$ 20,544	$ 20,337	$ 19,428	$ 19,972	$ 17,867	$ 18,902	$ 17,378	$ 16,276	$ 18,064	$ 18,991	$ 17,283	$ 18,680	$ 18,682	$ 20,187	$ 19,867	$ 20,089	$ 20,556	$ 19,605	$ 20,279	$ 19,557	$ 20,407	$ 20,120	$ 19,727	$ 19,504	$ 19,203	$ 18,408	$ 17,376	$ 16,375	$ 16,470	$ 15,981	$ 13,896	$ 14,287	$ 14,840	$ 13,990	$ 13,654	$ 13,601	$ 13,042	$ 11,442	$ 13,095	$ 14,108	$ 14,311	$ 14,015	$ 13,442	$ 12,903		$ 12,432	$ 12,725	$ 12,358	$ 11,524	$ 12,522	$ 11,966	$ 11,969	$ 11,547	$ 10,550	$ 11,612	$ 11,078	$ 11,754	$ 11,610	$ 11,389	$ 10,939	$ 10,677	$ 10,545	$ 10,392	$ 10,768	$ 11,285	$ 10,629	$ 10,455	$ 10,000
MVIS® Global Digital Assets Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Digital Assets Equity Index
Account Value	$ 12,879	$ 15,065	$ 18,774	$ 16,896	$ 13,879	$ 13,557	$ 12,828	$ 10,072	$ 10,000